Cover	12 Months Ended
Mar. 31, 2022
Document Type	POS AM
Amendment Flag	true
Entity Registrant Name	ROIVANT SCIENCES LTD.
Entity Central Index Key	0001635088
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	Roivant Sciences Ltd. (the “Company”) is filing this Post-Effective Amendment No. 1 to its Registration Statement on Form S-1 (File No. 333-260619) (this “Post-Effective Amendment”) pursuant to Section 10(a)(3) of the Securities Act to update the initial registration statement, which was previously declared effective by the Securities and Exchange Commission on November 9, 2021 to (i) include the Company’s consolidated financial statements and the notes thereto included in its Annual Report on Form 10-K for the year ended March 31, 2022 and (ii) update certain other information in the registration statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the registration statement.